Nature of Operations and Going Concern (Details) $ in Thousands, $ in Thousands	2 Months Ended
	Mar. 06, 2025 CAD ($)	Mar. 06, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Accumulated deficit			$ (477,713)	$ (446,003)
Cash and cash equivalents			$ 15,942	$ 34,912	$ 11,666	$ 41,262
Share transactions
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from issue of ordinary shares	$ 6,041	$ 4,197